Income Tax Status	12 Months Ended
Dec. 31, 2025
EBP 006
EBP, Tax Status [Line Items]
Income Tax Status	Income Tax Status
The Plan has received a favorable determination letter dated October 28, 2024, from the IRS confirming that the Plan and related Trust are designed in accordance with the applicable section of the Code). While the Plan has since been amended, the Plan Administrator believes that the Plan design remains in compliance with the applicable requirements of the IRC. Therefore, it is believed that the Plan is designed and is currently being operated in compliance with the applicable requirements of the IRC.
GAAP requires plan management to evaluate tax positions taken by the Plan and recognize a tax liability (or asset) if the Plan has taken an uncertain position that more likely than not would not be sustained upon examination by the applicable authorities. The Company has analyzed the tax positions taken by the Plan and has concluded that as of December 31, 2025, there were no uncertain tax positions taken. The Plan is subject to routine audits by taxing jurisdictions; however, there are currently no audits for any tax periods in progress.